Income tax - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Average statutory tax rate	27.00%	27.00%
Income (loss) before income taxes	$ 40,809	$ (68,883)
Expected income tax (recovery) expense	11,018	(18,598)
Increase in income tax expense (recovery) resulting from:
Share of net (income) loss related to joint venture	(12,560)	13,913
Impairment (reversal) loss on equity investment in joint venture	(2,060)	2,060
Fair value adjustment and accretion on redeemable preferences shares	1,517	236
Impairment loss on exploration and evaluation assets	440	0
Share-based compensation	32	592
Other	2	95
True-up prior year balances	194	(170)
Effect of differences in tax rate in foreign jurisdictions	(110)	36
Change in unrecognized tax assets	1,529	1,862
Foreign exchange and other	(2)	(26)
Income tax expense	$ 0	$ 0